DERIVATIVES - Derivative Financial Instruments, Average Remaining Maturity and the Weighted-Average Interest Rates being Paid and Received (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Derivative [Line Items]
Derivative, Notional Amount	$ 11,875,690	$ 7,586,618
Average Maturity (years)	2 years 3 months 18 days
Fair Value	$ (107)
Asset conversion swaps | Derivative Financial Instruments Receive Fixed Pay Variable
Derivative [Line Items]
Derivative, Notional Amount	$ 2,300,336
Average Maturity (years)	4 years 10 months 24 days
Fair Value	$ 184,670
Asset conversion swaps | Derivative Financial Instruments Receive Variable Pay Fixed
Derivative [Line Items]
Derivative, Notional Amount	$ 2,300,336
Average Maturity (years)	4 years 10 months 24 days
Fair Value	$ (184,777)
Foreign Exchange [Member] | Derivative Financial Instruments Receive Fixed Pay Variable
Derivative [Line Items]
Derivative, Notional Amount	$ 3,637,509
Average Maturity (years)	7 months 6 days
Fair Value	$ 33,117
Foreign Exchange [Member] | Derivative Financial Instruments Receive Variable Pay Fixed
Derivative [Line Items]
Derivative, Notional Amount	$ 3,637,509
Average Maturity (years)	7 months 6 days
Fair Value	$ (33,117)